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[CITIGROUP LOGO]                                     Global Transaction Services
                                                     Two Portland Square
                                                     4th Floor
                                                     Portland, ME 04101

                                                     Tel (207) 822-6100
                                                     Fax (207) 822-6688

January 16, 2007

Via EDGAR

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

RE:      Monarch Funds
         File Nos. 33-49570: 811-6742

Ladies and Gentlemen:

On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses and Statement of Additional Information with respect to Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Government Obligations Fund dated January 10, 2007 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on January 10, 2006, accession number 0001193125-07-004643.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David M. Whitaker

David M. Whitaker
Citigroup Fund Services, LLC



                                                    Citigroup Fund Services, LLC